Acquisition Activity (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Business Acquisitions
Acquisition of Sabadell United

(Dollars in thousands)	Number of Shares	Amount
Equity consideration
Common stock issued	2,610,304	$211,043
Total equity consideration		211,043
Non-equity consideration
Cash		809,159
Total consideration paid		1,020,202
Fair value of net assets assumed including identifiable intangible assets		558,156
Goodwill		$462,046

(Dollars in thousands)	Sabadell United Fair Value (Preliminary)
Assets
Cash and cash equivalents	$318,724
Investment securities	964,123
Loans	4,026,240
Core deposit intangible assets	66,600
Deferred tax asset, net	35,129
Other assets	89,745
Total assets acquired	$5,500,561
Liabilities
Deposit liabilities	$4,383,049
Short-term borrowings	520,539
Other liabilities	38,817
Total liabilities assumed	$4,942,405

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]
These changes are gross of taxes and reflected in the following table:

Acquired Asset	Balance Sheet Line Item	Provisional Estimate September 30, 2017	Revised Provisional Estimate December 31, 2017	Increase (Decrease)
CDI	Other intangible assets	$96,607	$66,600	$(30,007)

Schedule of Pro Forma Information
The following table presents unaudited pro forma information as if the acquisition occurred on January 1, 2016 under the "Unaudited Pro Forma" columns. The pro forma information does not necessarily reflect the results of operations that would have occurred had the Company acquired Sabadell United on January 1, 2016. Furthermore, cost savings and other business synergies related to the acquisition are not reflected in the pro forma amounts.

	Unaudited Pro Forma for Year Ended December 31,
(Dollars in thousands)	2017	2016
Net interest income	$924,348	$842,945
Non-interest income	219,021	255,022
Net income	174,246	246,799